Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Summary of Calculation of Basic and Diluted EPS
Basic EPS
The calculation of basic EPS is as follows:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
Earnings[1] (£ million)	205	112
Weighted average shares used in basic EPS calculation (million)	1,075	1,071
EPS	19.1p	10.5p
Diluted EPS
The calculation of diluted EPS is as follows:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
Earnings[1] (£ million)	205	112
Weighted average shares used in diluted EPS calculation (million)	1,092	1,091
Diluted EPS	18.8p	10.3p

Summary of Reconciliation Between Shares Used in Calculating Basic and Diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
	£m	£m
Weighted average shares used in basic EPS calculation	1,075	1,071
Dilutive share options outstanding	—	1
Other potentially issuable shares	17	19
Weighted average shares used in diluted EPS calculation	1,092	1,091